Concentrations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of Geographical Distribution of Revenue

Geographical distribution of revenue consisted of the following for the six months ended June 30, 2018 and 2017, respectively, as follows:

	Six Months ended June 30,
REGIONS	2018	2017
Australia	$735,008	$1,152,617
Belgium	55,004	79,629
Canada	214,954	211,433
Japan	-	2,998
New Zealand	-	32,284
Russia	112,102	-
South Korea	388,415	185,916
Sweden	2,311	-
United Kingdom	355,517	324,118
United States of America	6,602,168	4,693,608
Total Net Revenue	$8,465,479	$6,682,603

Geographical distribution of revenue consisted of the following for the years ended December 31, 2017 and 2016, respectively, as follows:

	Year Ended December 31,
REGIONS	2017	2016
Australia	$2,337,393	$1,253,858
Canada	574,719	378,564
Japan	2,970	11,120
New Zealand	81,375	101,901
Russia	-	61,411
South Korea	476,004	142,713
United Kingdom	829,432	504,605
United States of America	9,899,943	6,762,691
Total Net Revenue	$14,201,836	$9,216,863